Cover	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-13661
Entity Registrant Name	Stock Yards Bancorp, Inc.
Entity Central Index Key	0000835324
Entity Tax Identification Number	61-1137529
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	1040 East Main Street,
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40206
City Area Code	502
Local Phone Number	582-2571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	SYBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false